Cover Page Document	Sep. 29, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 29, 2022
Entity File Number	1-3526
Entity Registrant Name	The Southern Company
Entity Tax Identification Number	58-0690070
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	30 Ivan Allen Jr. Boulevard, N.W
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30308
City Area Code	404
Local Phone Number	506-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000092122
Amendment Flag	false
Common Stock, par value $5 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $5 per share
Trading Symbol	SO
Security Exchange Name	NYSE
Series 2017B 5.25% Junior Subordinated Notes due 2077
Document Information [Line Items]
Title of 12(b) Security	Series 2017B 5.25% Junior Subordinated Notes due 2077
Trading Symbol	SOJC
Security Exchange Name	NYSE
Series 2019A Corporate Units [Member]
Document Information [Line Items]
Title of 12(b) Security	2019 Series A Corporate Units
Trading Symbol	SOLN
Security Exchange Name	NYSE
Series 2020A 4.95% Junior Subordinated Notes Due 2080 [Member]
Document Information [Line Items]
Title of 12(b) Security	Series 2020A 4.95% Junior Subordinated Notes due 2080
Trading Symbol	SOJD
Security Exchange Name	NYSE
Series 2020C 4.20% Junior Subordinated Notes due 2060
Document Information [Line Items]
Title of 12(b) Security	Series 2020C 4.20% Junior Subordinated Notes due 2060
Trading Symbol	SOJE
Security Exchange Name	NYSE
Series 2021B 1.875% Fixed-to-Fixed Reset Rate Junior Subordinated Notes due 2081
Document Information [Line Items]
Title of 12(b) Security	Series 2021B 1.875% Fixed-to-Fixed Reset Rate Junior Subordinated Notes due 2081
Trading Symbol	SO 81
Security Exchange Name	NYSE
Georgia Power Company
Document Information [Line Items]
Entity File Number	1-6468
Entity Registrant Name	Georgia Power Company
Entity Tax Identification Number	58-0257110
Entity Incorporation, State or Country Code	GA
Entity Address, Address Line One	241 Ralph McGill Boulevard, N.E.
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30308
City Area Code	404
Local Phone Number	506-6526
Entity Emerging Growth Company	false
Entity Central Index Key	0000041091
Georgia Power Company | Series 2017A 5.00% Junior Subordinated Notes due 2077
Document Information [Line Items]
Title of 12(b) Security	Series 2017A 5.00% Junior Subordinated Notes due 2077
Trading Symbol	GPJA
Security Exchange Name	NYSE